Income Tax Adjustment for Non-Controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule of income (loss) before income taxes and adjustment for noncontrolling interests
Domestic	$ 161,014	$ 20,595	$ 69,914	$ 111,884
Foreign	158,940	25,625	(2,629)	(14,621)
Total Income (Loss) before Income Taxes	$ 319,954	$ 46,220	$ 67,285	$ 97,263